REVENUE EARNING DEVICES (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Revenue Earning Devices
REVENUE EARNING ROBOTS CONSISTED OF THE FOLLOWING

Revenue earning devices consisted of the following:

	November 30, 2023	February 28, 2023
Revenue earning devices	$3,321,560	$2,015,058
Less: Accumulated depreciation	(1,209,664)	(779,839)
	$2,111,896	$1,235,219

Revenue earning robots consisted of the following:

	February 28, 2022	February 28, 2021
Revenue earning devices	$2,015,058	$1,143,724
Less: Accumulated depreciation	(779,839)	(434,661)
	$1,235,219	$709,063